Horizon Equity Premium Income Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Banking - 5.3%
Bank of America Corp.	33,621	$1,160,597
Citigroup, Inc.	9,176	509,176
JPMorgan Chase & Co.	11,558	2,150,482
M&T Bank Corp.	714	99,774
PNC Financial Services Group, Inc.	1,871	275,411
Truist Financial Corp.	6,293	220,129
US Bancorp	7,241	303,832
Wells Fargo & Co.	15,079	838,242
		5,557,643

Consumer Discretionary Products - 2.1%
DR Horton, Inc.	1,428	213,400
Ford Motor Co.	28,884	359,317
General Motors Co.	6,402	262,354
Lennar Corp., - Class A	1,417	224,609
Nike, Inc. - Class B	4,853	504,372
Tesla, Inc.(a)(c)	3,214	648,843
		2,212,895

Consumer Discretionary Services - 2.1%
Las Vegas Sands Corp.	4,407	240,270
Marriott International, Inc. - Class A	1,137	284,102
McDonald's Corp.	3,079	899,930
Starbucks Corp.	5,276	500,692
Yum! Brands, Inc.	1,725	238,775
		2,163,769

Consumer Staple Products - 4.8%
Altria Group, Inc.	6,610	270,415
Coca-Cola Co.	17,154	1,029,583
Colgate-Palmolive Co.	1,825	157,899
General Mills, Inc.	1,432	91,906
Hershey Co.	509	95,651
Keurig Dr Pepper, Inc.	2,889	86,410
Kimberly-Clark Corp.	786	95,240
Kraft Heinz Co.	3,085	108,839
Mondelez International, Inc. - Class A	3,678	268,751
PepsiCo, Inc.	5,245	867,208
Philip Morris International, Inc.	6,819	613,437
Procter & Gamble Co.	8,782	1,395,812
		5,081,151

Financial Services - 3.1%
American Express Co.	2,069	453,980
Bank of New York Mellon Corp.	3,051	171,131
BlackRock, Inc.	581	471,389
Blackstone, Inc.	2,852	364,543
Capital One Financial Corp.	1,116	153,573
Charles Schwab Corp.	5,298	353,800
CME Group, Inc.	1,665	366,883
Goldman Sachs Group, Inc.	1,426	554,784
Intercontinental Exchange, Inc.	1,557	215,520
Morgan Stanley	1,147	98,688
		3,204,291

Health Care - 12.6%
Abbott Laboratories	5,915	701,756
AbbVie, Inc.	8,377	1,474,771
Amgen, Inc.	2,343	641,584
Boston Scientific Corp.(a)	2,058	136,260
Bristol-Myers Squibb Co.	10,085	511,814
Cencora, Inc.	469	110,496
Cigna Corp.	822	276,307
CVS Health Corp.	5,636	419,149
Danaher Corp.	517	130,873
Elevance Health, Inc.	646	323,808
Eli Lilly & Co.	2,063	1,554,843
Gilead Sciences, Inc.	5,684	409,816
HCA Healthcare, Inc.	620	193,254
Humana, Inc.	243	85,128
Intuitive Surgical, Inc.(a)	512	197,427
Johnson & Johnson(c)	10,403	1,678,837
McKesson Corp.	228	118,881
Medtronic PLC	6,046	503,995
Merck & Co., Inc.	10,536	1,339,652
Pfizer, Inc.	3,986	105,868
Regeneron Pharmaceuticals, Inc.(a)	125	120,761
Stryker Corp.	945	329,871
Thermo Fisher Scientific, Inc.	289	164,782
UnitedHealth Group, Inc.	2,782	1,373,195
Vertex Pharmaceuticals, Inc.(a)	269	113,179
Zoetis, Inc.	955	189,405
		13,205,712

Industrial Products - 5.6%
Amphenol Corp. - Class A	2,687	293,528
Boeing Co.(a)	962	195,979
Carrier Global Corp.	2,210	122,832
Caterpillar, Inc.	1,745	582,759
Deere & Co.	862	314,673
Eaton Corp. PLC	1,168	337,551
Emerson Electric Co.	2,100	224,385
General Dynamics Corp.	939	256,582
General Electric Co.	1,890	296,522
Honeywell International, Inc.	2,371	471,189
Illinois Tool Works, Inc.	1,061	278,141
Johnson Controls International PLC	2,499	148,116
L3Harris Technologies, Inc.	660	139,696
Lockheed Martin Corp.	1,008	431,666
Northrop Grumman Corp.	475	218,985
Otis Worldwide Corp.	1,180	112,454
PACCAR, Inc.	2,140	237,305
Parker-Hannifin Corp.	369	197,581
RTX Corp.	5,988	536,943
TE Connectivity, Ltd.	1,880	269,893
Trane Technologies PLC	603	170,028
		5,836,808

Industrial Services - 2.5%
Cintas Corp.	239	150,238
CSX Corp.	5,687	215,765
Fastenal Co.	1,952	142,516
FedEx Corp.	800	199,176
Norfolk Southern Corp.	896	227,028
Republic Services, Inc.	874	160,466
Union Pacific Corp.	2,247	570,041
United Parcel Service, Inc. - Class B	4,194	621,803
Waste Management, Inc.	1,257	258,502
WW Grainger, Inc.	118	114,868
		2,660,403

Insurance - 3.3%
Aflac, Inc.	1,821	147,028
Allstate Corp.	855	136,390
American International Group, Inc.	2,287	166,699
Aon PLC - Class A	375	118,496
Arthur J Gallagher & Co.	427	104,158
Berkshire Hathaway, Inc. - Class B(a)	3,663	1,499,632
Chubb Ltd.	1,183	297,726
Marsh & McLennan Cos., Inc.	1,382	279,537
MetLife, Inc.	2,904	202,525
Progressive Corp.	931	176,480
Prudential Financial, Inc.	1,573	171,441
Travelers Cos., Inc.	728	160,859
		3,460,971

Materials - 1.9%
Dow, Inc.	4,246	237,266
DuPont de Nemours, Inc.	1,856	128,417
Ecolab, Inc.	932	209,551
Linde PLC	1,425	639,568
LyondellBasell Industries NV - Class A	1,932	193,741
Nucor Corp.	870	167,301
PPG Industries, Inc.	970	137,352
Sherwin-Williams Co.	683	226,776
		1,939,972

Media - 8.0%
Airbnb, Inc. - Class A(a)	1,587	249,905
Alphabet, Inc. - Class A(a)	23,367	3,235,395
Booking Holdings, Inc.(a)	87	301,788
Comcast Corp. - Class A	22,130	948,271
Meta Platforms, Inc. - Class A	4,977	2,439,377
Netflix, Inc.(a)	1,133	683,108
Walt Disney Co.	4,997	557,565
		8,415,409

Oil & Gas - 4.0%
Chevron Corp.	7,741	1,176,709
ConocoPhillips	3,983	448,247
EOG Resources, Inc.	1,204	137,810
Exxon Mobil Corp. (c)	17,061	1,783,216
Marathon Petroleum Corp.	659	111,523
Occidental Petroleum Corp.	1,671	101,279
Phillips 66	751	107,025
Schlumberger, Ltd.	1,926	93,084
Valero Energy Corp.	768	108,641
Williams Cos., Inc.	2,718	97,685
		4,165,219

Retail & Wholesale - Discretionary - 6.0%
Amazon.com, Inc.(a)	18,155	3,209,078
Home Depot, Inc.	4,199	1,598,181
Lowe's Cos., Inc.	2,554	614,671
Lululemon Athletica, Inc.(a)	379	177,027
Ross Stores, Inc.	1,551	231,037
TJX Cos., Inc.	4,499	446,031
		6,276,025

Retail & Wholesale - Staples - 2.3%
Archer-Daniels-Midland Co.	1,267	67,290
Costco Wholesale Corp.	712	529,650
Kroger Co.	2,111	104,727
Sysco Corp.	1,279	103,561
Target Corp.	1,248	190,844
Walmart, Inc.	23,493	1,376,924
		2,372,996

Software & Tech Services - 14.9%
Accenture PLC - Class A	2,304	863,493
Adobe, Inc.(a)	893	500,330
Automatic Data Processing, Inc.	1,451	364,390
Fiserv, Inc.(a)	708	105,683
International Business Machines Corp.	5,169	956,420
Intuit, Inc.	757	501,808
MasterCard, Inc. - Class A	1,731	821,810
Microsoft Corp.	16,795	6,947,083
Moody's Corp.	354	134,315
MSCI, Inc.	185	103,779
Oracle Corp.	9,139	1,020,644
Palo Alto Networks, Inc.(a)	797	247,508
Paychex, Inc.	1,429	175,224
Roper Technologies, Inc.	423	230,421
S&P Global, Inc.	677	290,013
Salesforce, Inc.(a)	1,913	590,773
ServiceNow, Inc.(a)	430	331,676
Synopsys, Inc.(a)	394	226,050
Visa, Inc. - Class A	4,418	1,248,703
		15,660,123

Tech Hardware & Semiconductors - 16.6%
Advanced Micro Devices, Inc.(a)	3,362	647,286
Analog Devices, Inc.	2,291	439,460
Apple, Inc.(c)	29,726	5,372,974
Applied Materials, Inc.	2,620	528,244
Arista Networks, Inc.(a)	1,005	278,928
Broadcom, Inc. (c)	1,581	2,056,074
Cisco Systems, Inc.	20,375	985,539
Garmin, Ltd.	1,510	207,399
HP, Inc.	8,377	237,320
Intel Corp.	13,833	595,511
KLA Corp.	576	393,005
Lam Research Corp.	519	486,952
Micron Technology, Inc.	3,638	329,639
Motorola Solutions, Inc.	815	269,268
NVIDIA Corp.	4,587	3,628,866
QUALCOMM, Inc.	5,164	814,828
Texas Instruments, Inc.	1,417	237,107
		17,508,400

Telecommunications - 1.9%
T-Mobile US, Inc.	5,182	846,221
Verizon Communications, Inc.	29,454	1,178,749
		2,024,970

Utilities - 2.5%
American Electric Power Co., Inc.	2,470	210,419
Consolidated Edison, Inc.	1,450	126,455
Dominion Energy, Inc.	3,968	189,789
DTE Energy Co.	866	93,831
Duke Energy Corp.	3,679	337,843
Edison International	1,670	113,593
Exelon Corp.	4,301	154,148
NextEra Energy, Inc.	8,857	488,818
Public Service Enterprise Group, Inc.	2,102	131,165
Sempra	2,567	181,230
Southern Co.	5,031	338,335
WEC Energy Group, Inc.	1,353	106,197
Xcel Energy, Inc.	2,313	121,872
		2,593,695
TOTAL COMMON STOCKS (Cost $88,051,020)		104,340,452

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
First American Treasury Obligations Fund - Class X, 5.23%(b)	274,154	274,154
TOTAL SHORT-TERM INVESTMENTS (Cost $274,154)		274,154

TOTAL INVESTMENTS - 99.8% (Cost $88,325,174)		$104,614,606
Other Assets in Excess of Liabilities - 0.2%		218,738
TOTAL NET ASSETS - 100.0%		$104,833,344

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b) (c)
The rate shown represents the 7-day effective yield as of February 29, 2024.
All or a portion of the security is segregated as collateral at the broker on February 29, 2024. The value of the securities segregated as collateral is $8,886,188, which is 8.48% of total net assets.

Horizon Equity Premium Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$104,340,452	$–	$–	$104,340,452
Money Market Funds	274,154	–	–	274,154
Total Assets	$104,614,606	$–	$–	$104,614,606

Refer to the Schedule of Investments for industry classifications.